Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessel Operating and Supervision Costs
Crew wages and vessel management employee costs	$ 79,624	$ 72,652	$ 63,605
Technical maintenance expenses	28,694	28,736	29,520
Other vessel operating expenses	19,766	21,098	19,507
Total	$ 128,084	$ 122,486	$ 112,632